Investment properties (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Properties
Book value	₩ 3,961,680	₩ 667,739
Accumulated depreciation	(1,938,363)	(266,740)
Carrying amount	₩ 2,023,317	₩ 400,999